Semiannual Report - Financial Statements

T. ROWE PRICE


                    PERSONAL STRATEGY
                    GROWTH FUND

                    NOVEMBER 30, 2001

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                           6 Months           Year
                              Ended          Ended
                           11/30/01        5/31/01       5/31/00       5/31/99       5/31/98      5/31/97
NET ASSET VALUE
Beginning of period        $  18.63       $  19.57      $  19.02      $  18.05      $  15.20      $ 13.69
                           .................................................................................
Investment activities
 Net investment
 income (loss)                 0.12*          0.34*         0.33*         0.34*         0.29*        0.27*
 Net realized and
 unrealized gain (loss)       (1.19)          0.15          1.06          1.40          3.01         2.37
                           .................................................................................
 Total from
 investment activities        (1.07)          0.49          1.39          1.74          3.30         2.64
                           .................................................................................
Distributions
 Net investment income         --            (0.35)        (0.32)        (0.32)        (0.26)       (0.24)
 Net realized gain             --            (1.08)        (0.52)        (0.45)        (0.19)       (0.89)
                           .................................................................................
 Total distributions           --            (1.43)        (0.84)        (0.77)        (0.45)       (1.13)
                           .................................................................................

NET ASSET VALUE
End of period              $  17.56       $  18.63      $  19.57      $  19.02      $  18.05      $ 15.20
                           ---------------------------------------------------------------------------------

Ratios/Supplemental Data
Total return(o)             (5.74)%*         2.46%*        7.49%*       10.01%*       22.02%*      19.89%*
 ............................................................................................................
Ratio of total expenses to
average net assets            1.10%+*        1.10%*        1.10%*        1.10%*        1.10%*       1.10%*
 ............................................................................................................
Ratio of net investment
income (loss) to average
net assets                    1.54%+*        1.89%*        1.93%*        2.00%*        2.15%*       2.24%*
 ............................................................................................................
Portfolio turnover rate       69.9%+         54.8%         42.6%         36.1%         33.3%        39.6%
 ............................................................................................................
Net assets, end of period
(in thousands)             $307,901       $302,848      $270,663      $213,631      $147,347      $67,552
 ............................................................................................................


(o)Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/02.

+  Annualized

The accompanying notes are an integral part of these financial statements.



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Unaudited                                                      November 30, 2001

PORTFOLIO OF INVESTMENTS                                    Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      COMMON STOCKS AND RIGHTS 79.2%

      FINANCIAL  15.5%

      Bank and Trust  5.6%
      ABN AMRO (EUR)                                            10,626  $        173
      ..............................................................................
      Allianz (EUR)                                              2,244           531
      ..............................................................................
      Allied Irish Banks (EUR)                                  31,218           328
      ..............................................................................
      Australia & New Zealand Banking (AUD)                     36,300           318
      ..............................................................................
      Australia & New Zealand Banking ADR                        2,300           101
      ..............................................................................
      BPCI (EUR)                                                 5,565            49
      ..............................................................................
      Banca Popolare di Milano (EUR)                             8,200            29
      ..............................................................................
      Banco Bradesco ADR(ss)                                     8,220            37
      ..............................................................................
      Banco Santander Central Hispano (EUR)                     57,986           494
      ..............................................................................
      Banco Santiago ADR                                        18,300           404
      ..............................................................................
      Bank of America                                           42,100         2,584
      ..............................................................................
      Bank of New York                                          11,500           451
      ..............................................................................
      Bank One                                                  39,640         1,484
      ..............................................................................
      Bankgesellschaft Berlin (EUR) *                           13,100            31
      ..............................................................................
      BBVA Banco Frances ADR                                     6,600            48
      ..............................................................................
      BNP Paribas (EUR)                                          4,859           427
      ..............................................................................
      Chittenden                                                14,400           372
      ..............................................................................
      Citizens Banking                                          10,400           334
      ..............................................................................
      Commonwealth Bank of Australia (AUD)                      25,300           377
      ..............................................................................
      DBS (SGD)                                                 28,304           176
      ..............................................................................
      DePfa-Bank (EUR)                                           2,456           143
      ..............................................................................
      Deutsche Bank (EUR)                                        6,395           412
      ..............................................................................
      Dexia (EUR)                                                4,877            68
      ..............................................................................
      Downey Financial                                           3,400           122
      ..............................................................................
      Fifth Third Bancorp                                       12,100           727
      ..............................................................................
      First Bell Bancorp                                           400             6
      ..............................................................................
      First Mariner Bancorp *                                      600             5
      ..............................................................................
      Frankfort First Bancorp                                      600            10
      ..............................................................................
      Glacier Bancorp(ss)                                        4,731            89
      ..............................................................................
      Intesa BCI (EUR)                                         192,489           468
      ..............................................................................
      KBC (EUR)                                                  4,400           135
      ..............................................................................
      Mellon Financial                                          44,900         1,679
      ..............................................................................
      Northern Trust                                             4,200           243
      ..............................................................................


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
                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Overseas Chinese Banking (SGD)                            34,060  $        199
      ..............................................................................
      Provident Bankshares                                       6,100           140
      ..............................................................................
      Royal Bank of Scotland (GBP)                              36,607           848
      ..............................................................................
      Societe Generale (EUR)                                     1,418            77
      ..............................................................................
      Southwest Bancorp *                                        8,400           229
      ..............................................................................
      State Street                                              16,200           848
      ..............................................................................
      Sumitomo Mitsui Bank (JPY)                                37,000           201
      ..............................................................................
      Svenska Handelsbanken (SEK)                               18,041           242
      ..............................................................................
      UniCredito Italiano (EUR)                                 88,718           335
      ..............................................................................
      Valley National Bancorp(ss)                               10,120           319
      ..............................................................................
      Wells Fargo                                               13,400           574
      ..............................................................................
      WestAmerica(ss)                                            8,800           343
      ..............................................................................
      Yasuda Trust & Banking (JPY) *                           314,000           122
      ..............................................................................
                                                                              17,332
                                                                        ............

      Insurance  4.4%
      ACE                                                       22,800           869
      ..............................................................................
      Aegon (EUR)                                                7,330           195
      ..............................................................................
      American International                                    26,762         2,205
      ..............................................................................
      AMP (AUD)                                                 15,600           155
      ..............................................................................
      Brown and Brown                                           13,600           396
      ..............................................................................
      Harleysville                                               4,000            97
      ..............................................................................
      Hartford Financial Services                                8,500           503
      ..............................................................................
      Helvetia Patria (CHF)                                      1,060           169
      ..............................................................................
      Horace Mann Educators                                     16,200           313
      ..............................................................................
      Istituto Nazionale delle Assicurazioni (EUR) *            66,116           121
      ..............................................................................
      London Pacific ADR                                         7,100            22
      ..............................................................................
      Markel *                                                     800           147
      ..............................................................................
      Marsh & McLennan                                           8,000           856
      ..............................................................................
      Ohio Casualty *                                            5,500            82
      ..............................................................................
      PartnerRe                                                  6,100           314
      ..............................................................................
      Progressive                                                3,100           454
      ..............................................................................
      SAFECO                                                    25,000           804
      ..............................................................................
      Selective Insurance                                        2,900            68
      ..............................................................................
      Societa Assic (EUR)                                        4,167            57
      ..............................................................................
      St. Paul Companies                                        28,900         1,361
      ..............................................................................
      Swiss Re (CHF)                                             6,320           639
      ..............................................................................
      UNUMProvident                                             60,600         1,563
      ..............................................................................
      W. R. Berkley                                              4,800           257
      ..............................................................................
      XL Capital (Class A)                                      20,500         1,906
      ..............................................................................
                                                                              13,553
                                                                        ............

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
                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Financial Services  5.4%
      American Express                                          54,200  $      1,784
      ..............................................................................
      AXA (EUR)                                                 16,104           352
      ..............................................................................
      Capital One Financial                                      6,600           330
      ..............................................................................
      Charles Schwab                                            11,350           163
      ..............................................................................
      Citigroup                                                 62,703         3,003
      ..............................................................................
      Fannie Mae                                                38,200         3,003
      ..............................................................................
      Franklin Resources                                         2,200            79
      ..............................................................................
      Freddie Mac                                               39,200         2,594
      ..............................................................................
      GIMV (EUR)                                                 3,500            91
      ..............................................................................
      Goldman Sachs                                              3,200           284
      ..............................................................................
      HBOS (GBP)                                               127,389         1,498
      ..............................................................................
      HSBC (GBP)                                               115,124         1,386
      ..............................................................................
      ING Groep (EUR)                                           20,582           538
      ..............................................................................
      ITLA Capital *                                             4,250            80
      ..............................................................................
      Jyske Bank (DKK) *                                           954            21
      ..............................................................................
      Merrill Lynch                                              3,600           180
      ..............................................................................
      Morgan Stanley Dean Witter                                12,100           672
      ..............................................................................
      Pearson (GBP)                                             10,768           127
      ..............................................................................
      Prudential (GBP)                                          27,803           303
      ..............................................................................
                                                                              16,488
                                                                        ............

      Banking  0.1%
      Banco Comercial Portugues (EUR)                           49,235           203
      ..............................................................................
      Unibanco GDR (USD)                                        10,000           198
      ..............................................................................
                                                                                 401
                                                                        ............
      Total Financial                                                         47,774
                                                                        ............

      UTILITIES  5.1%

      Telephone  3.4%
      AirGate PCS *(ss)                                            900            47
      ..............................................................................
      AT&T                                                      29,874           523
      ..............................................................................
      BellSouth                                                 14,000           539
      ..............................................................................
      KDDI (JPY)                                                    43           108
      ..............................................................................
      KPN (EUR) *                                                7,739            35
      ..............................................................................
      KPN, Rights (EUR) *                                        7,739             0
      ..............................................................................
      Portugal Telecom (EUR)                                    18,895           144
      ..............................................................................
      Rural Cellular (Class A) *(ss)                             1,000            24
      ..............................................................................


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
                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      SBC Communications                                        26,100  $        976
      ..............................................................................
      Sprint                                                    68,700         1,497
      ..............................................................................
      Sprint PCS *(ss)                                          34,100           851
      ..............................................................................
      Swisscom (CHF)                                               716           195
      ..............................................................................
      TDC A/S (DKK)                                              5,069           177
      ..............................................................................
      Telebras ADR(ss)                                           6,400           224
      ..............................................................................
      Telecom Corp. of New Zealand (NZD)                        40,000            85
      ..............................................................................
      Telecom Corp. of New Zealand ADR(ss)                       2,100            35
      ..............................................................................
      Telecom Italia (Ordinary shares) (EUR)                    37,926           323
      ..............................................................................
      Telecom Italia Mobile (EUR)                               97,021           548
      ..............................................................................
      Telefonica ADR                                            16,123           643
      ..............................................................................
      Telefonos de Mexico (Telmex) (Class L) ADR                18,000           603
      ..............................................................................
      Vodafone (GBP)                                            92,187           237
      ..............................................................................
      Vodafone ADR(ss)                                          96,700         2,450
      ..............................................................................
      Western Wireless *                                         2,400            59
      ..............................................................................
      WorldCom *                                                 5,600            81
      ..............................................................................
                                                                              10,404
                                                                        ............

      Electric Utilities  1.6%
      ..............................................................................
      Calpine *                                                  3,800            82
      ..............................................................................
      Cleco                                                     20,600           413
      ..............................................................................
      Electrobras ADR(ss)                                       30,200           187
      ..............................................................................
      Exelon                                                    21,325           951
      ..............................................................................
      FirstEnergy                                               33,819         1,142
      ..............................................................................
      Hong Kong Electric (HKD)                                  42,000           154
      ..............................................................................
      Iberdrola (EUR)                                           45,162           580
      ..............................................................................
      Powergen (GBP)                                            31,034           328
      ..............................................................................
      Saipem (EUR)                                              11,936            54
      ..............................................................................
      Scottish & Southern Energy (GBP)                          35,021           307
      ..............................................................................
      Shikoku Electric Power (JPY)                               6,500           101
      ..............................................................................
      TXU                                                       14,900           672
      ..............................................................................
      Unisource Energy(ss)                                       2,600            43
      ..............................................................................
                                                                               5,014
                                                                        ............

      Water Utilities  0.1%
      Suez (EUR)                                                 8,717           264
      ..............................................................................
                                                                                 264
                                                                        ............
      Total Utilities                                                         15,682
                                                                        ............


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
                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      CONSUMER NONDURABLES  15.7%

      Cosmetics  0.6%
      Chattem *                                                  5,200  $         77
      ..............................................................................
      International Flavors & Fragrances                        46,000         1,410
      ..............................................................................
      Kao (JPY)                                                  9,000           192
      ..............................................................................
                                                                               1,679
                                                                        ............

      Beverages  1.1%
      Allied Domecq (GBP)                                       42,071           228
      ..............................................................................
      Anheuser-Busch                                            16,700           720
      ..............................................................................
      Carlsberg (DKK)                                            1,011            41
      ..............................................................................
      Coca-Cola                                                 15,700           737
      ..............................................................................
      Diageo ADR                                                 6,719           292
      ..............................................................................
      Femsa UBD Units (Represents 1 Series B and
        4 Series D shares) (MXN)                                82,500           277
      ..............................................................................
      PepsiCo                                                   22,400         1,089
      ..............................................................................
                                                                               3,384
                                                                        ............

      Food Processing  1.6%
      American Italian Pasta *                                   2,600            96
      ..............................................................................
      Campbell                                                  28,000           821
      ..............................................................................
      Carrefour (EUR)                                           15,315           794
      ..............................................................................
      Casino Guichard-Perrachon (EUR)                            2,323           183
      ..............................................................................
      G.I.B. (EUR)                                               4,400           195
      ..............................................................................
      General Mills                                             29,020         1,432
      ..............................................................................
      Hershey Foods                                              1,100            72
      ..............................................................................
      International Multifoods                                   9,700           221
      ..............................................................................
      Nestle (CHF)                                               3,656           756
      ..............................................................................
      Seneca Foods (Class A) *                                   1,200            16
      ..............................................................................
      Seneca Foods (Class B) *                                     700             9
      ..............................................................................
      Unilever                                                   7,339           418
      ..............................................................................
                                                                               5,013
                                                                        ............

      Hospital Supplies/Hospital Management  1.7%
      Abbott Laboratories                                       15,600           858
      ..............................................................................
      Airgas *                                                   8,800           133
      ..............................................................................
      AmerisourceBergen                                          3,400           202
      ..............................................................................
      Baxter                                                    15,000           780
      ..............................................................................
      Cephalon *                                                 3,405           248
      ..............................................................................
      Disetronic (CHF)                                             271           192
      ..............................................................................


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--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Guidant *                                                  6,500  $        317
      ..............................................................................
      HCA-Healthcare                                             9,100           353
      ..............................................................................
      Hooper Holmes(ss)                                         13,700           105
      ..............................................................................
      Lincare *                                                  7,100           211
      ..............................................................................
      Medtronic                                                  3,300           156
      ..............................................................................
      Mentor(ss)                                                 1,400            39
      ..............................................................................
      Nobel Biocare (SEK)                                          646            26
      ..............................................................................
      Pall                                                      43,000           990
      ..............................................................................
      Renal Care *                                               3,950           127
      ..............................................................................
      Steris *                                                   6,300           123
      ..............................................................................
      Tecan (CHF)                                                2,029           122
      ..............................................................................
      Tenet Healthcare *                                         3,100           186
      ..............................................................................
      Unilab *                                                   1,900            38
      ..............................................................................
                                                                               5,206
                                                                        ............

      Pharmaceuticals  6.3%
      Allergan                                                   7,700           581
      ..............................................................................
      American Home Products                                    66,460         3,994
      ..............................................................................
      Amgen *                                                    7,300           484
      ..............................................................................
      AstraZeneca (GBP)                                         10,599           474
      ..............................................................................
      Biovail *                                                  3,200           175
      ..............................................................................
      Eisai (JPY)                                                9,000           221
      ..............................................................................
      Eli Lilly                                                  2,300           190
      ..............................................................................
      Forest Laboratories *                                      3,700           262
      ..............................................................................
      Genentech *                                                5,900           339
      ..............................................................................
      GlaxoSmithKline (GBP)                                     29,793           747
      ..............................................................................
      GlaxoSmithKline ADR                                       15,100           767
      ..............................................................................
      IDEC Pharmaceuticals *(ss)                                 4,700           330
      ..............................................................................
      Incyte Genomics *                                          1,400            27
      ..............................................................................
      Johnson & Johnson                                         25,500         1,485
      ..............................................................................
      King Pharmaceuticals *                                     6,900           275
      ..............................................................................
      Kyorin Pharmaceuticals (JPY)                               3,000            82
      ..............................................................................
      Medicines *(ss)                                            1,900            21
      ..............................................................................
      MedImmune *                                               14,200           626
      ..............................................................................
      Novartis (CHF)                                            36,000         1,268
      ..............................................................................
      Noven Pharmaceuticals *                                    6,200            95
      ..............................................................................
      Novo Nordisk (DKK)                                         2,801           109
      ..............................................................................
      NPS Pharmaceuticals *(ss)                                  2,300            89
      ..............................................................................
      OSI Pharmaceuticals *(ss)                                  1,000            49
      ..............................................................................


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
                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Pfizer                                                    72,125  $      3,124
      ..............................................................................
      Pharmacia                                                 10,359           460
      ..............................................................................
      Regeneron Pharmaceuticals *(ss)                              900            25
      ..............................................................................
      Schering-Plough                                           60,400         2,158
      ..............................................................................
      Schwarz Pharma (EUR)                                       3,187            82
      ..............................................................................
      Shire Pharmaceuticals (GBP) *                             13,780           164
      ..............................................................................
      Takeda Chemical Industries (JPY)                          11,000           502
      ..............................................................................
      Triangle Pharmaceuticals *(ss)                             5,300            20
      ..............................................................................
      Trimeris *(ss)                                             1,200            43
      ..............................................................................
      Vertex Pharmaceuticals *                                   1,116            28
      ..............................................................................
                                                                              19,296
                                                                        ............

      Biotechnology  0.3%
      Abgenix *                                                    900            32
      ..............................................................................
      Alkermes *(ss)                                             6,000           147
      ..............................................................................
      COR Therapeutics *(ss)                                     1,900            40
      ..............................................................................
      Cubist Pharmaceuticals *(ss)                               1,200            43
      ..............................................................................
      CV Therapeutics *(ss)                                      1,000            55
      ..............................................................................
      Deltagen *(ss)                                             1,900            18
      ..............................................................................
      Edwards Lifesciences *                                     4,900           124
      ..............................................................................
      Exelixis *(ss)                                             1,400            22
      ..............................................................................
      Gilead Sciences *                                            500            36
      ..............................................................................
      Guilford Pharmaceuticals *                                   500             7
      ..............................................................................
      Inhale Therapeutic Systems *(ss)                           3,400            55
      ..............................................................................
      Lion Bioscience (EUR) *                                    3,188            59
      ..............................................................................
      Neose Technologies *(ss)                                     200             6
      ..............................................................................
      Neurocrine Biosciences *(ss)                               2,200           105
      ..............................................................................
      QIAGEN (EUR) *                                             1,118            22
      ..............................................................................
      Serologicals *                                             4,200            86
      ..............................................................................
      Telik *                                                      800            10
      ..............................................................................
      Versicor *                                                 2,600            39
      ..............................................................................
      ViroPharma *(ss)                                           1,600            34
      ..............................................................................
                                                                                 940
                                                                        ............

      Health Care Services  1.2%
      AmeriPath *(ss)                                            6,200           179
      ..............................................................................
      AMN Healthcare Services *(ss)                                600            16
      ..............................................................................
      Cross Country *(ss)                                        2,600            67
      ..............................................................................
      Henry Schein *                                               500            20
      ..............................................................................
      Laboratory Corporation of America *                        4,100           315
      ..............................................................................


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--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Orthodontic Centers of America *(ss)                       2,500  $         71
      ..............................................................................
      UnitedHealth                                              26,100         1,865
      ..............................................................................
      Wellpoint Health Networks  *(ss)                           8,400           990
      ..............................................................................
      Wilson Greatbatch Technologies *                           4,800           136
      ..............................................................................
                                                                               3,659
                                                                        ............

      Miscellaneous Consumer Products  2.9%
      Bridgestone (JPY)                                         10,000           111
      ..............................................................................
      Brunswick                                                  3,400            67
      ..............................................................................
      Colgate-Palmolive                                         23,600         1,377
      ..............................................................................
      Culp                                                       2,300             9
      ..............................................................................
      Dan River *                                                7,300             4
      ..............................................................................
      Electrolux (Class B) (SEK)                                 8,704           126
      ..............................................................................
      J. Sainsbury (GBP)                                        90,819           466
      ..............................................................................
      Lion Nathan (NZD)                                         71,500           165
      ..............................................................................
      Newell Rubbermaid                                         38,700           993
      ..............................................................................
      Philip Morris                                             64,950         3,064
      ..............................................................................
      Philips Electronics ADR                                   12,437           337
      ..............................................................................
      Pioneer Electronic (JPY)                                  14,000           337
      ..............................................................................
      QuikSilver *                                               3,700            53
      ..............................................................................
      Reebok *                                                   2,300            53
      ..............................................................................
      Sola International *                                       7,800           141
      ..............................................................................
      Stride Rite                                               15,500           103
      ..............................................................................
      Unifi *(ss)                                                5,800            37
      ..............................................................................
      UST                                                       35,200         1,264
      ..............................................................................
      Yue Yuen Industrial (HKD)                                136,000           265
      ..............................................................................
                                                                               8,972
                                                                        ............
      Total Consumer Nondurables                                              48,149
                                                                        ............

      CONSUMER SERVICES  7.7%

      Restaurants  0.1%
      Applebee's(ss)                                             4,950           165
      ..............................................................................
      BUCA *(ss)                                                  6,300            91
      ..............................................................................
      Ruby Tuesday                                               8,800           172
      ..............................................................................
                                                                                 428
                                                                        ............

      General Merchandisers  0.9%
      Bon-Ton Stores *                                           1,900             5
      ..............................................................................
      Casey's General Stores                                    22,800           318
      ..............................................................................


10
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--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Columbia Sportswear *                                      3,100  $         99
      ..............................................................................
      Neiman Marcus *(ss)                                        6,900           202
      ..............................................................................
      Target                                                    18,900           709
      ..............................................................................
      Tesco (GBP)                                               62,661           215
      ..............................................................................
      Valora (CHF)                                                 491            79
      ..............................................................................
      Wal-Mart                                                  16,500           910
      ..............................................................................
      Wal-Mart de Mexico (MXN)                                 136,200           329
      ..............................................................................
                                                                               2,866
                                                                        ............

      Specialty Merchandisers  2.1%
      Adidas-Salomon (EUR)                                       1,706           109
      ..............................................................................
      Best Buy *                                                 2,700           193
      ..............................................................................
      Christian Dior (EUR)                                       6,315           194
      ..............................................................................
      Christopher & Banks *                                      2,500            95
      ..............................................................................
      Home Depot                                                20,750           968
      ..............................................................................
      Kroger *                                                  18,700           474
      ..............................................................................
      Linens 'n Things *                                         5,200           125
      ..............................................................................
      Netegrity *(ss)                                            5,800            95
      ..............................................................................
      Nordstrom                                                 47,300           895
      ..............................................................................
      O' Charley's *                                             9,500           184
      ..............................................................................
      Omron (JPY)                                                7,000            96
      ..............................................................................
      Safeway *                                                 11,700           521
      ..............................................................................
      Sonae (EUR)                                              185,678           128
      ..............................................................................
      Stein Mart *                                               3,500            28
      ..............................................................................
      Toys "R" Us *                                             55,300         1,190
      ..............................................................................
      Tupperware                                                37,300           733
      ..............................................................................
      Ultimate Electronics *(ss)                                 1,900            49
      ..............................................................................
      Urban Outfitters *                                         4,200            78
      ..............................................................................
      Walgreen                                                   4,700           155
      ..............................................................................
      Wild Oats Markets *(ss)                                    3,100            29
      ..............................................................................
                                                                               6,339
                                                                        ............

      Entertainment and Leisure  1.2%
      Avex (JPY)                                                 2,000            63
      ..............................................................................
      CEC Entertainment *                                        1,500            56
      ..............................................................................
      Disney                                                    56,000         1,146
      ..............................................................................
      Enix (JPY)                                                11,100           212
      ..............................................................................
      Hutchison Whampoa (HKD)                                   93,200           858
      ..............................................................................
      Reader's Digest (Class A)                                 50,000         1,125
      ..............................................................................
      Sonic *                                                    3,450           112
      ..............................................................................
                                                                               3,572
                                                                        ............


11
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--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Media and Communications  3.2%
      America Movil (Series L) ADR                              18,000  $        312
      ..............................................................................
      American Tower Systems (Class A) *                           100             1
      ..............................................................................
      AOL Time Warner *                                         45,900         1,602
      ..............................................................................
      Arn Mondadori Edit (EUR)                                   5,548            36
      ..............................................................................
      Asatsu (JPY)                                               6,300           133
      ..............................................................................
      Clear Channel Communications *                            16,878           789
      ..............................................................................
      Comcast (Class A Special) *                               12,600           479
      ..............................................................................
      Elsevier (EUR)                                             7,840            91
      ..............................................................................
      Emmis Communications (Class A) *(ss)                       5,500            91
      ..............................................................................
      Entercom Communications *                                  1,800            79
      ..............................................................................
      Fox Entertainment (Class A) *                              4,400           112
      ..............................................................................
      Liberty Media (Series A) *                                27,200           358
      ..............................................................................
      McGraw-Hill                                                7,300           412
      ..............................................................................
      Mediaset (EUR)                                             9,146            68
      ..............................................................................
      News Corporation ADR                                       7,100           218
      ..............................................................................
      Pegasus Communications *(ss)                               2,300            25
      ..............................................................................
      Publishing & Broadcasting (AUD)                           37,200           196
      ..............................................................................
      R.R. Donnelley                                            79,700         2,335
      ..............................................................................
      Scholastic *(ss)                                           2,800           122
      ..............................................................................
      Sinclair Broadcast (Class A) *                            12,200            97
      ..............................................................................
      TMP Worldwide *(ss)                                        7,000           289
      ..............................................................................
      Viacom (Class B) *                                        32,188         1,405
      ..............................................................................
      Vivendi Universal (EUR)                                   10,354           530
      ..............................................................................
      Young Broadcasting (Class A) *                             3,700            75
      ..............................................................................
                                                                               9,855
                                                                        ............

      Printing and Publishing  0.2%
      Reed (GBP)                                                77,970           656
      ..............................................................................
                                                                                 656
                                                                        ............
      Total Consumer Services                                                 23,716
                                                                        ............

      CONSUMER CYCLICALS  3.9%

      Automobiles and Related  0.7%
      A.O. Smith (Class B)                                       9,650           173
      ..............................................................................
      Central Parking(ss)                                        7,700           135
      ..............................................................................
      Cycle & Carriage (SGD)                                    30,000            45
      ..............................................................................
      DaimlerChrysler (EUR)                                      3,560           148
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Denso (JPY)                                               16,000  $        239
      ..............................................................................
      Fiat (EUR)                                                 5,877            98
      ..............................................................................
      Honda Motor (JPY)                                         10,000           379
      ..............................................................................
      Honda Motor ADR                                            1,000            76
      ..............................................................................
      Isuzu Motors (JPY) *                                      57,000            42
      ..............................................................................
      Keystone Automotive *(ss)                                  5,500            86
      ..............................................................................
      Littelfuse *(ss)                                           9,400           234
      ..............................................................................
      NSK (JPY)                                                 33,000           117
      ..............................................................................
      Peugeot (EUR)                                              3,154           134
      ..............................................................................
      Strattec Security *                                        1,900            65
      ..............................................................................
      Volkswagen (EUR)                                           6,759           293
      ..............................................................................
                                                                               2,264
                                                                        ............

      Building and Real Estate  2.5%
      Apartment Investment & Management, REIT                    2,300           102
      ..............................................................................
      Arden Realty, REIT                                         6,500           167
      ..............................................................................
      CapitaLand (SGD)                                          54,000            44
      ..............................................................................
      Cemex Participating Certificates (Represents 2
          Series A and 1 Series B shares) (MXN)                 68,551           345
      ..............................................................................
      Cheung Kong (HKD)                                         52,000           503
      ..............................................................................
      City Developments (SGD)                                   19,000            50
      ..............................................................................
      EastGroup Properties, REIT                                 8,400           201
      ..............................................................................
      Federal Realty Investment Trust, REIT                     47,900         1,072
      ..............................................................................
      Gables Residential Trust, REIT                             6,800           200
      ..............................................................................
      Glenborough Realty Trust, REIT                             8,100           147
      ..............................................................................
      JP Realty, REIT(ss)                                        8,000           181
      ..............................................................................
      Lasalle Hotel Properties                                   6,300            66
      ..............................................................................
      Metrovacesa (EUR)                                         11,010           148
      ..............................................................................
      Parkway Properties, REIT                                   6,100           194
      ..............................................................................
      Reckson Associates Realty (Class B), REIT                  1,892            45
      ..............................................................................
      Reckson Associates Realty, REIT                           46,700         1,044
      ..............................................................................
      RMC (GBP)                                                 23,616           210
      ..............................................................................
      Simco (EUR)                                                1,064            73
      ..............................................................................
      Simon Property, REIT                                      38,840         1,122
      ..............................................................................
      Singapore Land (SGD)                                      39,000            73
      ..............................................................................
      Starwood Hotels & Resorts Worldwide, REIT                 37,300         1,012
      ..............................................................................
      Washington, REIT                                           7,800           191
      ..............................................................................
      Westfield Trust (AUD)                                    145,400           251
      ..............................................................................
      Woodhead Industries                                        7,000           114
      ..............................................................................
                                                                               7,555
                                                                        ............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Miscellaneous Consumer Durables  0.7%
      CompX                                                      3,800  $         38
      ..............................................................................
      Eastman Kodak                                             40,000         1,211
      ..............................................................................
      Harley-Davidson                                            5,700           300
      ..............................................................................
      Harman                                                    13,900           593
      ..............................................................................
      SEB (EUR)                                                  1,014            55
      ..............................................................................
                                                                               2,197
                                                                        ............
      Total Consumer Cyclicals                                                12,016
                                                                        ............

      TECHNOLOGY  5.5%

      Electronic Components  1.3%
      Altera *                                                   8,600           196
      ..............................................................................
      American Superconductor *                                  1,800            25
      ..............................................................................
      Analog Devices *                                          11,100           472
      ..............................................................................
      Analogic                                                   4,500           166
      ..............................................................................
      Artesyn Technologies *(ss)                                 8,800            70
      ..............................................................................
      ASM Lithography (EUR)                                      2,728            48
      ..............................................................................
      ATMI *(ss)                                                 4,900           111
      ..............................................................................
      Belden                                                    13,400           291
      ..............................................................................
      Benchmark Electronics *(ss)                                2,100            40
      ..............................................................................
      Brocade Communications Systems *                           1,400            46
      ..............................................................................
      Epcos (EUR)                                                1,405            65
      ..............................................................................
      Exar *                                                     3,900            77
      ..............................................................................
      Intel                                                     12,700           415
      ..............................................................................
      Kyocera (JPY)                                              2,500           187
      ..............................................................................
      Maxim Integrated Products *                               17,200           943
      ..............................................................................
      Methode Electronics (Class A)                             11,300            91
      ..............................................................................
      MKS Instruments *                                          5,500           124
      ..............................................................................
      Plexus *(ss)                                               5,500           165
      ..............................................................................
      QLogic *                                                   3,200           158
      ..............................................................................
      QuickLogic *                                               5,500            22
      ..............................................................................
      Sanmina                                                    4,400            94
      ..............................................................................
      Sez (CHF)                                                  1,153            49
      ..............................................................................
      Sipex *(ss)                                                3,900            39
      ..............................................................................
      Texas Instruments                                          3,400           109
      ..............................................................................
      Xilinx *                                                   1,800            65
      ..............................................................................
                                                                               4,068
                                                                        ............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Electronic Systems  1.2%
      Applied Materials *                                        6,400  $        254
      ..............................................................................
      Applied Micro Circuits *                                     200             3
      ..............................................................................
      Armor *(ss)                                                7,700           178
      ..............................................................................
      Black Box *(ss)                                            4,400           232
      ..............................................................................
      Dell Computer *                                           11,100           310
      ..............................................................................
      Flextronics International *                               37,700           942
      ..............................................................................
      KEMET *                                                    3,500            59
      ..............................................................................
      KLA-Tencor *                                               2,600           131
      ..............................................................................
      Lifeline Systems *                                         3,100            60
      ..............................................................................
      Lo-Jack *                                                  5,300            28
      ..............................................................................
      Siemens (EUR)                                              7,872           465
      ..............................................................................
      Sony (JPY)                                                13,000           613
      ..............................................................................
      Verisity *(p)                                              1,900            26
      ..............................................................................
      Waters Corporation *                                      12,200           446
      ..............................................................................
                                                                               3,747
                                                                        ............

      Information Processing  0.2%
      F. Y. I. *(ss)                                             6,900           193
      ..............................................................................
      Hitachi (JPY)                                             23,000           170
      ..............................................................................
      Hitachi ADR                                                2,500           187
      ..............................................................................
      IBM                                                        1,200           139
      ..............................................................................
                                                                                 689
                                                                        ............

      Office Automation  0.1%
      Technitrol(ss)                                             6,600           159
      ..............................................................................
                                                                                 159
                                                                        ............

      Specialized Computer  0.1%
      Activision *                                               2,400            60
      ..............................................................................
      Megachips (JPY)                                            2,000            70
      ..............................................................................
      Sun Microsystems *                                         7,100           101
      ..............................................................................
      Symbol Technologies                                        1,050            17
      ..............................................................................
                                                                                 248
                                                                        ............

      Aerospace and Defense  0.1%
      European Aeronautic Defense & Space (EUR)                  8,162            98
      ..............................................................................
      Harsco                                                     7,100           237
      ..............................................................................
      Woodward Governor                                          2,000           103
      ..............................................................................
                                                                                 438
                                                                        ............

      Telecommunications  2.3%
      Alcatel (EUR)                                             10,826           198
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Cisco Systems *                                           48,400  $        989
      ..............................................................................
      Colt Telecom (GBP) *                                       5,962            12
      ..............................................................................
      Colt Telecom, Rights (GBP)                                 5,962             6
      ..............................................................................
      Corning                                                   53,400           504
      ..............................................................................
      Daito Trust Construction (JPY)                            17,200           269
      ..............................................................................
      Debitel (EUR)                                              5,982            96
      ..............................................................................
      Deutsche Telekom (EUR)                                    20,493           352
      ..............................................................................
      Ditech Communications *(ss)                                1,600             8
      ..............................................................................
      Draka (EUR)                                                1,434            50
      ..............................................................................
      France Telecom (EUR)                                       4,352           172
      ..............................................................................
      France Telecom ADR                                         2,500            97
      ..............................................................................
      Harmonic *(ss)                                             4,300            52
      ..............................................................................
      Kingston Commerce Hull (GBP) *                            79,091           132
      ..............................................................................
      KPNQwest (EUR) *                                           1,897            16
      ..............................................................................
      LM Ericsson (Class B) ADR                                 60,700           331
      ..............................................................................
      Lucent Technologies(ss)                                  139,000         1,017
      ..............................................................................
      McDATA *                                                       1             0
      ..............................................................................
      Nokia ADR                                                 64,900         1,493
      ..............................................................................
      NTT DoCoMo (JPY)                                              28           366
      ..............................................................................
      Pacific Century CyberWorks ADR *(ss)                       7,186            21
      ..............................................................................
      PECO II *                                                  2,600            14
      ..............................................................................
      Pirelli (EUR)                                             36,116            61
      ..............................................................................
      QUALCOMM *                                                 5,500           323
      ..............................................................................
      Singapore Telecommunications (SGD)                       165,000           159
      ..............................................................................
      Sonera (EUR)                                               7,100            37
      ..............................................................................
      Stratos Lightwave *(ss)                                    7,632            44
      ..............................................................................
      Tandberg Television (NOK) *                               12,043            57
      ..............................................................................
      Tekelec *(ss)                                              2,900            56
      ..............................................................................
      Telstra (AUD)                                             65,600           188
      ..............................................................................
      United Pan-Europe Communications (EUR) *                   8,676             4
      ..............................................................................
      West Corporation *                                         3,200            80
      ..............................................................................
                                                                               7,204
                                                                        ............

      E-Commerce  0.2%
      VeriSign *(ss)                                            12,900           483
      ..............................................................................
                                                                                 483
                                                                        ............
      Total Technology                                                        17,036
                                                                        ............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      EDUCATION  0.1%

      Education  0.1%
      Apollo Group (Class A) *                                   8,600  $        387
      ..............................................................................
      Total Education                                                            387
                                                                        ............

      CAPITAL EQUIPMENT  2.6%

      Electrical Equipment  1.8%
      ABB (CHF)                                                 18,140           190
      ..............................................................................
      Bang & Olufsen (Class B) (DKK)                             3,400            72
      ..............................................................................
      Canon (JPY)                                               16,000           541
      ..............................................................................
      GE                                                        56,600         2,179
      ..............................................................................
      Getronics (EUR)                                            4,316            16
      ..............................................................................
      hi/fn *                                                    1,300            21
      ..............................................................................
      LSI Industries                                             4,700           118
      ..............................................................................
      Matsushita Electric Industrial (JPY)                      34,000           451
      ..............................................................................
      Mitsubishi Electric (JPY)                                 62,000           261
      ..............................................................................
      Sagem (EUR)                                                3,254           179
      ..............................................................................
      Tyco                                                      23,698         1,393
      ..............................................................................
                                                                               5,421
                                                                        ............

      Capital Equipment  0.0%
      Brambles Industries (GBP) *                                9,783            48
      ..............................................................................
                                                                                  48
                                                                        ............

      Machinery  0.8%
      Actuant *                                                  3,040            85
      ..............................................................................
      Alstom (EUR)                                               6,181            73
      ..............................................................................
      Brooks Automation *(ss)                                    3,300           121
      ..............................................................................
      Danaher                                                   10,200           598
      ..............................................................................
      Deere                                                     19,300           772
      ..............................................................................
      Fuji Heavy Industries (JPY)                               34,000           143
      ..............................................................................
      GKN (GBP)                                                  9,783            39
      ..............................................................................
      IDEX                                                       1,400            43
      ..............................................................................
      Newport(ss)                                                1,000            18
      ..............................................................................
      NN Ball & Roller                                           2,500            22
      ..............................................................................
      Saurer (CHF) *                                             1,458            26
      ..............................................................................
      SKF (Class B) (SEK)                                        6,129           109
      ..............................................................................
      Toyota Motor (JPY)                                        19,200           491
      ..............................................................................
                                                                               2,540
                                                                        ............
      Total Capital Equipment                                                  8,009
                                                                        ............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      BUSINESS SERVICES AND TRANSPORTATION  7.5%

      Computer Service and Software  2.7%
      Actuate *(ss)                                              5,300  $         25
      ..............................................................................
      Adobe Systems                                              4,300           138
      ..............................................................................
      Affiliated Computer Services (Class A) *                   3,700           346
      ..............................................................................
      Alliance Data Systems *                                    3,900            64
      ..............................................................................
      Amdocs *                                                   2,100            69
      ..............................................................................
      Analysts International                                     4,400            16
      ..............................................................................
      Automatic Data Processing                                 11,800           654
      ..............................................................................
      Autonomy (GBP) *                                           5,581            28
      ..............................................................................
      BISYS *                                                    4,600           271
      ..............................................................................
      Check Point Software Technologies *(ss)                    2,800           107
      ..............................................................................
      Concord Communications *                                     900            16
      ..............................................................................
      Digital Impact *                                           5,400             4
      ..............................................................................
      Eidos (GBP) *                                             32,659           110
      ..............................................................................
      Electronic Arts *                                          1,900           115
      ..............................................................................
      Electronic Data Systems                                    5,600           388
      ..............................................................................
      Factset Research Systems(ss)                               1,700            51
      ..............................................................................
      First Data                                                22,770         1,668
      ..............................................................................
      Internet Security Systems *(ss)                            6,300           204
      ..............................................................................
      ITOCHU (JPY)                                                 700            40
      ..............................................................................
      Keynote Systems(ss)                                        3,000            24
      ..............................................................................
      Magma Design Automation *                                    700            16
      ..............................................................................
      MatrixOne *(ss)                                           12,200           101
      ..............................................................................
      Mercury Interactive *                                      2,200            68
      ..............................................................................
      Microsoft *                                               31,800         2,042
      ..............................................................................
      NetIQ *                                                    3,964           133
      ..............................................................................
      Novell *                                                   1,803             8
      ..............................................................................
      Oracle *                                                  10,900           153
      ..............................................................................
      Packeteer *                                                5,400            33
      ..............................................................................
      Pixelworks *(ss)                                           3,800            65
      ..............................................................................
      Progress Software *                                       12,600           216
      ..............................................................................
      Quest Software *(ss)                                       3,600            88
      ..............................................................................
      Register.com *(ss)                                         2,200            20
      ..............................................................................
      Renaissance Learning *                                     1,300            33
      ..............................................................................
      SAP (EUR)                                                  1,194           148
      ..............................................................................
      Siebel Systems *                                           6,100           136
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Sonicwall *(ss)                                            1,100  $         19
      ..............................................................................
      SPSS *(ss)                                                 3,000            53
      ..............................................................................
      Stellent *(ss)                                             3,600            85
      ..............................................................................
      Teleplan International (EUR) *                               749            12
      ..............................................................................
      ValiCert *                                                 1,100             2
      ..............................................................................
      VERITAS Software *                                         6,525           254
      ..............................................................................
      Verity *                                                   7,600           115
      ..............................................................................
      Wind River Systems *                                       8,200           141
      ..............................................................................
      Zebra Technologies (Class A) *(ss)                         1,300            67
      ..............................................................................
                                                                               8,346
                                                                        ............

      Distribution Services  0.4%
      Cardinal Health                                            2,750           188
      ..............................................................................
      Compass (GBP)                                             24,264           174
      ..............................................................................
      MSC *                                                      4,100            75
      ..............................................................................
      Performance Food *(ss)                                       500            17
      ..............................................................................
      SCP Pool *(ss)                                            13,300           344
      ..............................................................................
      TNT Post (EUR)                                             3,494            71
      ..............................................................................
      United Stationers *                                        7,100           208
      ..............................................................................
      Watsco (Class A)                                           7,100            91
      ..............................................................................
                                                                               1,168
                                                                        ............

      Environmental  0.0%
      CUNO *                                                     4,600           142
      ..............................................................................
      IT *(ss)                                                   6,100             7
      ..............................................................................
      Waterlink *                                                4,700             1
      ..............................................................................
                                                                                 150
                                                                        ............

      Transportation Services  0.3%
      Bergesen (Class A) (NOK)                                  11,682           199
      ..............................................................................
      C.H. Robinson Worldwide                                    2,200            61
      ..............................................................................
      EGL *(ss)                                                  2,550            38
      ..............................................................................
      Expeditors International of Washington                     3,300           165
      ..............................................................................
      Forward Air *(ss)                                          4,500           136
      ..............................................................................
      Heartland Express *                                        1,125            31
      ..............................................................................
      Hub Group (Class A) *                                      1,000            10
      ..............................................................................
      International Shipholding                                  2,200            14
      ..............................................................................
      Seacor Smit *                                              4,800           187
      ..............................................................................
      UTi Worldwide(ss)                                          6,600            97
      ..............................................................................
                                                                                 938
                                                                        ............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Miscellaneous Business Services  3.2%
      Answerthink *(ss)                                          2,500  $         15
      ..............................................................................
      CACl (Class A) *(ss)                                       1,100            81
      ..............................................................................
      Cendant *                                                 36,200           617
      ..............................................................................
      Concord EFS *(ss)                                         35,800         1,072
      ..............................................................................
      Corio (EUR)                                                4,318            98
      ..............................................................................
      EDB Business Partner (NOK) *                               9,846            57
      ..............................................................................
      Electro Rent *                                             6,400            82
      ..............................................................................
      G&K Services                                               4,500           140
      ..............................................................................
      Global Payments                                            4,600           154
      ..............................................................................
      Guardian IT (GBP)                                         13,279            83
      ..............................................................................
      H&R Block                                                 38,000         1,514
      ..............................................................................
      Herman Miller                                              2,000            44
      ..............................................................................
      Insituform Technologies (Class A) *(ss)                    7,000           154
      ..............................................................................
      Iron Mountain *                                            7,300           316
      ..............................................................................
      Ivex Packaging *                                           9,500           170
      ..............................................................................
      kforce.com *                                               1,898             9
      ..............................................................................
      Logica (GBP)                                              10,149           112
      ..............................................................................
      Maximus *(ss)                                              7,100           278
      ..............................................................................
      McGrath Rent                                               2,700            68
      ..............................................................................
      Modis Professional Services *                             10,900            63
      ..............................................................................
      MPW Industrial Services *                                  1,000             1
      ..............................................................................
      New England Business Service                               8,500           156
      ..............................................................................
      Omnicom                                                    9,700           833
      ..............................................................................
      Paychex                                                    1,100            38
      ..............................................................................
      Spherion *                                                 1,300            12
      ..............................................................................
      Tetra Tech *(ss)                                           9,212           231
      ..............................................................................
      Waste Management                                          92,443         2,709
      ..............................................................................
      Woolworths (AUD)                                         105,400           608
      ..............................................................................
                                                                               9,715
                                                                        ............

      Airlines  0.1%
      Frontier Airlines *(ss)                                    1,400            21
      ..............................................................................
      Midwest Express *                                          5,400            66
      ..............................................................................
      Singapore Airlines (SGD)                                  33,000           169
      ..............................................................................
                                                                                 256
                                                                        ............

      Railroads  0.8%
      Burlington Northern Santa Fe                              30,000           880
      ..............................................................................
      Norfolk Southern                                          86,500         1,677
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Railtrack (GBP)                                           27,657  $         13
      ..............................................................................
                                                                               2,570
                                                                        ............
      Total Business Services and Transportation                              23,143
                                                                        ............

      ENERGY  6.7%

      Energy Services  1.3%
      Atwood Oceanics *                                          4,200           135
      ..............................................................................
      Baker Hughes                                              68,300         2,252
      ..............................................................................
      BJ Services *                                             12,000           334
      ..............................................................................
      Cooper Cameron *(ss)                                         900            33
      ..............................................................................
      FMC Technologies *(ss)                                       500             6
      ..............................................................................
      Global Power Equipment *(ss)                                 200             3
      ..............................................................................
      Grant Prideco *                                            2,800            25
      ..............................................................................
      Hydril *                                                   2,400            46
      ..............................................................................
      Johnson Electric (HKD)                                   520,000           580
      ..............................................................................
      Smith *(ss)                                                4,100           186
      ..............................................................................
      Tokyo Electric Power (JPY)                                22,000           506
      ..............................................................................
      W-H Energy Services *                                      3,500            54
      ..............................................................................
      Weatherford International *                                1,100            37
      ..............................................................................
                                                                               4,197
                                                                        ............

      Exploration and Production  0.8%
      Forest Oil *(ss)                                           4,800           125
      ..............................................................................
      Key Energy Services *                                      5,900            49
      ..............................................................................
      National Oilwell *(ss)                                     2,900            48
      ..............................................................................
      Noble Affiliates                                           6,300           206
      ..............................................................................
      Santos (AUD)                                              40,600           136
      ..............................................................................
      Ultra Petroleum *                                          4,800            30
      ..............................................................................
      Unocal                                                    47,100         1,549
      ..............................................................................
      XTO Energy                                                14,850           241
      ..............................................................................
                                                                               2,384
                                                                        ............

      Integrated Petroleum - Domestic  0.8%
      Amerada Hess                                               1,100            64
      ..............................................................................
      Conoco                                                    18,565           508
      ..............................................................................
      USX-Marathon                                              68,800         1,885
      ..............................................................................
                                                                               2,457
                                                                        ............

      Integrated Petroleum - International  3.7%
      BP ADR                                                    66,194         2,924
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      ChevronTexaco                                             17,007  $      1,446
      ..............................................................................
      Cia Espanola de Petroleos (EUR)                           20,806           235
      ..............................................................................
      ENI (EUR)(ss)                                             21,850           257
      ..............................................................................
      ENI SPA ADR                                                2,800           166
      ..............................................................................
      Exxon Mobil                                               90,104         3,370
      ..............................................................................
      Petroleo Brasileiro (Petrobras) ADR                       17,000           343
      ..............................................................................
      Royal Dutch Petroleum ADR                                 19,800           957
      ..............................................................................
      Shell Transport & Trading (GBP)                           81,400           561
      ..............................................................................
      Shell Transport & Trading ADR                              5,300           221
      ..............................................................................
      TotalFinaElf (EUR)                                         5,433           693
      ..............................................................................
      TotalFinaElf ADR                                           1,848           118
      ..............................................................................
                                                                              11,291
                                                                        ............

      Gas Transmission  0.1%
      El Paso                                                    5,700           254
      ..............................................................................
                                                                                 254
                                                                        ............
      Total Energy                                                            20,583
                                                                        ............

      PROCESS INDUSTRIES  4.0%

      Diversified Chemicals  1.2%
      Arch Chemicals                                             8,000           174
      ..............................................................................
      Cabot Microelectronics *(ss)                               2,600           181
      ..............................................................................
      Dow Chemical                                              31,700         1,189
      ..............................................................................
      DuPont                                                    16,561           734
      ..............................................................................
      E.On (EUR)                                                10,500           524
      ..............................................................................
      Hercules(p)*                                              83,500           843
      ..............................................................................
      Rhodia (EUR)                                               9,184            88
      ..............................................................................
      Smedvig (Class A) (NOK)                                    5,818            40
      ..............................................................................
                                                                               3,773
                                                                        ............

      Specialty Chemicals  1.5%
      3M                                                        16,200         1,856
      ..............................................................................
      BASF (EUR)                                                10,635           409
      ..............................................................................
      Ferro                                                        700            17
      ..............................................................................
      Great Lakes Chemical(ss)                                  33,940           829
      ..............................................................................
      Hoechst (EUR)                                              3,430           160
      ..............................................................................
      Imperial Chemical (GBP)                                   22,000           126
      ..............................................................................
      Imperial Chemical ADR                                      2,300            53
      ..............................................................................
      MacDermid(ss)                                                900            12
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Mitsubishi (JPY)                                          51,000  $        354
      ..............................................................................
      Mitsubishi Gas Chemical (JPY)                             33,000            64
      ..............................................................................
      Norsk Hydro (NOK)                                          6,917           268
      ..............................................................................
      Shin-Etsu Chemical (JPY)                                   8,000           303
      ..............................................................................
      Technip (EUR)                                                240            28
      ..............................................................................
                                                                               4,479
                                                                        ............

      Paper and Paper Products  0.5%
      Buckeye Technologies *                                     8,600            84
      ..............................................................................
      Kimberly-Clark                                            20,200         1,175
      ..............................................................................
      Kimberly-Clark de Mexico (Class A) (MXN)                 121,200           334
      ..............................................................................
      Smurfit-Stone Container *                                  1,400            22
      ..............................................................................
                                                                               1,615
                                                                        ............

      Forest Products  0.5%
      Georgia-Pacific                                           16,303           523
      ..............................................................................
      Potlatch                                                     100             3
      ..............................................................................
      Weyerhaeuser                                              18,700           988
      ..............................................................................
                                                                               1,514
                                                                        ............

      Building and Construction  0.3%
      Ciments Francais (EUR)                                     3,579           152
      ..............................................................................
      Dal-Tile *                                                 8,200           176
      ..............................................................................
      Eiffage (EUR)                                                741            46
      ..............................................................................
      Heidelberger Zement (EUR)                                  2,265           108
      ..............................................................................
      Hochtief (EUR)                                             3,408            48
      ..............................................................................
      Layne Christensen *                                        3,500            27
      ..............................................................................
      Pilkington (GBP)                                         106,052           164
      ..............................................................................
      Simpson Manufacturing  *                                   2,000           104
      ..............................................................................
      Trex *(ss)                                                   300             5
      ..............................................................................
      U.S. Aggregates *                                          4,700             0
      ..............................................................................
                                                                                 830
                                                                        ............
      Total Process Industries                                                12,211
                                                                        ............

      BASIC MATERIALS  1.6%

      Metals  1.3%
      Alcoa                                                     43,864         1,693
      ..............................................................................
      Elkem (NOK)                                                2,893            50
      ..............................................................................
      Gibraltar Steel                                            1,800            34
      ..............................................................................
      Lone Star Technologies *(ss)                               2,400            36
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Material Sciences *                                        6,200  $         61
      ..............................................................................
      Matthews (Class A)                                        17,300           418
      ..............................................................................
      Pechiney (EUR)                                             3,344           163
      ..............................................................................
      Phelps Dodge                                              42,700         1,530
      ..............................................................................
      Reliance Steel & Aluminum(ss)                              1,700            42
      ..............................................................................
      RTI International Metals *                                   500             4
      ..............................................................................
                                                                               4,031
                                                                        ............

      Mining  0.3%
      Lihir Gold *                                             102,240            64
      ..............................................................................
      Newmont Mining(ss)                                         1,872            37
      ..............................................................................
      Rio Tinto (AUD)                                           29,100           526
      ..............................................................................
      Sumitomo Metal Mining (JPY)                               29,000           101
      ..............................................................................
      Union Miniere (EUR)                                        4,600           178
      ..............................................................................
                                                                                 906
                                                                        ............

      Miscellaneous Materials  0.0%
      Malayan Cement (MYR)                                      20,250             5
      ..............................................................................
                                                                                   5
                                                                        ............
      Total Basic Materials                                                    4,942
                                                                        ............

      MISCELLANEOUS  0.1%

      Conglomerates  0.1%
      Berkshire Hathaway (Class A) *                                 2           140
      ..............................................................................
      DCC (EUR)                                                  7,005            72
      ..............................................................................
      Orkla (NOK)                                                3,558            59
      ..............................................................................
                                                                                 271
                                                                        ............

      Miscellaneous  0.0%
      TravelCenters of America                                     225             2
      ..............................................................................
                                                                                   2
                                                                        ............
      Total Miscellaneous                                                        273
                                                                        ............

      FOREIGN  3.3%

      Europe  1.6%
      AVA (EUR)                                                  1,946            73
      ..............................................................................
      Aventis (EUR)                                             13,385           935
      ..............................................................................
      Brembo (EUR)                                               6,400            45
      ..............................................................................
      Cap Gemini (EUR)                                           2,782           178
      ..............................................................................
      Cookson (GBP)                                             74,703            85
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Credit Suisse (CHF) *                                     16,600  $        642
      ..............................................................................
      CSM (EUR)                                                  7,371           146
      ..............................................................................
      Den Norske Bank (NOK)                                      4,493            19
      ..............................................................................
      Deutz (EUR) *                                             40,400            72
      ..............................................................................
      Direkt Anlage Bank (EUR) *                                 3,270            42
      ..............................................................................
      Elior (EUR)                                               14,088           105
      ..............................................................................
      EM.TV (EUR) *                                              1,200             2
      ..............................................................................
      EMAP (GBP)                                                22,021           234
      ..............................................................................
      EMI (GBP)                                                 31,472           141
      ..............................................................................
      Enterprise Oil (GBP)                                      21,093           128
      ..............................................................................
      Fortis B (EUR)                                             6,300           148
      ..............................................................................
      Granada (GBP)                                             18,264            36
      ..............................................................................
      Heineken (EUR)                                             3,861           143
      ..............................................................................
      Ifil (Ordinary Shares) (EUR)                               9,978            51
      ..............................................................................
      International Media (EUR) *                                1,227            27
      ..............................................................................
      Metro (EUR)                                                2,942           101
      ..............................................................................
      Muenchener Rueckver (EUR)                                  1,395           373
      ..............................................................................
      MVV Energie (EUR)                                          2,637            36
      ..............................................................................
      Nordic Baltic (SEK)                                       65,941           330
      ..............................................................................
      OMV (EUR)                                                    200            17
      ..............................................................................
      Pace Micro Technology (GBP)                               14,911            87
      ..............................................................................
      Radiometer (DKK)                                           3,900            99
      ..............................................................................
      Remy Cointreau (EUR)                                       4,545           106
      ..............................................................................
      Securitas (Class B) (SEK)                                  8,348           149
      ..............................................................................
      Sodexho Alliance (EUR)                                     3,647           149
      ..............................................................................
      Sulzer (CHF)                                                 404            60
      ..............................................................................
      Svenska Cellulosa (SEK)                                    6,522           164
      ..............................................................................
      Thales (EUR)                                               1,190            43
      ..............................................................................
      Thiel Logistik (EUR)                                       3,824            83
      ..............................................................................
                                                                               5,049
                                                                        ............

      Far East  1.5%
      77 Bank (JPY)                                             24,000           112
      ..............................................................................
      Advantest (JPY)                                            1,600           102
      ..............................................................................
      Aiful (JPY)                                                3,100           239
      ..............................................................................
      Anritsu (JPY)                                              5,000            51
      ..............................................................................
      Cosmo Oil (JPY)                                           51,000            91
      ..............................................................................
      Fujikura (JPY)                                            78,000           356
      ..............................................................................
      Goldcrest (JPY)                                            2,500           102
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      ITOCHU (JPY)                                              32,000  $         84
      ..............................................................................
      Joyo Bank (JPY)                                           44,000           130
      ..............................................................................
      Kirin Brewery (JPY)                                       22,000           160
      ..............................................................................
      Konica (JPY)                                              17,000            95
      ..............................................................................
      Mizuho (JPY)                                                 201           506
      ..............................................................................
      Mochida Pharmaceutical (JPY)                              12,000            76
      ..............................................................................
      MYCAL (JPY) *                                             33,000             0
      ..............................................................................
      Nippon Yusen (JPY)                                        75,000           219
      ..............................................................................
      Nissan Motor (JPY)                                        34,000           168
      ..............................................................................
      Nissho Iwai (JPY) *                                       93,000            78
      ..............................................................................
      NTN (JPY)                                                 49,000            89
      ..............................................................................
      Promise (JPY)                                              1,800           104
      ..............................................................................
      Sapporo Breweries (JPY)                                   31,000            87
      ..............................................................................
      Shiseido (JPY)                                            11,000           107
      ..............................................................................
      Singapore Press (SGD)                                     17,000           176
      ..............................................................................
      Snow Brand Milk (JPY) *                                   31,000            57
      ..............................................................................
      Sumitomo Electric Industries (JPY)                        38,000           316
      ..............................................................................
      Sumitomo Forestry (JPY)                                   19,000           115
      ..............................................................................
      Teijin (JPY)                                              49,000           181
      ..............................................................................
      Tokio Marine & Fire Insurance (JPY)                       45,000           356
      ..............................................................................
      Trend Micro (JPY)                                          5,000           130
      ..............................................................................
      Tsubakimoto Chain (JPY)                                   38,000            89
      ..............................................................................
      Watami Food Service (JPY)                                  5,000            94
      ..............................................................................
                                                                               4,470
                                                                        ............

      Other Foreign  0.2%
      Bouygues (EUR)                                             4,895           169
      ..............................................................................
      Companhia Vale do Rio Doce ADR                            11,400           245
      ..............................................................................
      Parmalat Finanziaria (EUR)                                36,688            99
      ..............................................................................
                                                                                 513
                                                                        ............
      Total Foreign                                                           10,032
                                                                        ............
      Total Common Stocks and Rights (Cost  $236,456)                        243,953
                                                                        ............

      CORPORATE BONDS  7.9%

      Abbott Laboratories, Sr. Notes, 5.625%, 7/1/06           300,000           311
      ..............................................................................
      Acetex, Sr. Notes, (144a), 10.875%, 8/1/09 (p)            75,000            74
      ..............................................................................
      Actuant, Sr. Sub. Notes, 13.00%, 5/1/09                  100,000           108
      ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
      Adelphia Communications, Sr. Notes
              9.375%, 11/15/09                                          125,000    $      121
              10.875%, 10/1/10                                           75,000            78
      .......................................................................................
      Advance Stores, Sr. Sub. Notes
          (144a), 10.25%, 4/15/08 (p)                                    50,000            51
          ...................................................................................
              10.25%, 4/15/08                                            25,000            25
          ...................................................................................
      AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07                  100,000           106
      .......................................................................................
      AFLAC, Sr. Notes, 6.50%, 4/15/09                                  225,000           228
      .......................................................................................
      AGCO, Sr. Notes, 9.50%, 5/1/08 (p)(ss)                             25,000            26
      .......................................................................................
      Airgate PCS, STEP, 0%, 10/1/09                                     75,000            59
      .......................................................................................
      AK Steel, Sr. Notes, 9.125%, 12/15/06                              75,000            78
      .......................................................................................
      Alaska Communications Systems, Sr. Sub. Notes, 9.375%, 5/15/09    150,000           148
      .......................................................................................
      Alcoa, Sr. Notes, 6.00%, 1/15/12                                  245,000           245
      .......................................................................................
      Alliant Techsystems, Sr. Sub. Notes, 8.50%, 5/15/11                75,000            79
      .......................................................................................
      Allied, Sr. Notes, 8.625%, 10/1/07                                100,000            35
      .......................................................................................
      American Builders & Contractors Supply, 10.625%, 5/15/07          100,000           101
      .......................................................................................
      American Cellular, Sr. Notes, 9.50%, 10/15/09                     100,000           102
      .......................................................................................
      American Electric Power, Sr. Notes, 6.125%, 5/15/06                70,000            72
      .......................................................................................
      American General Finance (Series F), Sr. Notes, 5.875%, 7/14/06   400,000           411
      .......................................................................................
      American Standard, Sr. Notes
              7.625%, 2/15/10                                            50,000            52
              ...............................................................................
              9.25%, 12/1/16                                             13,000            13
              ...............................................................................
      Amerigas Partners, Sr. Notes, (144a), 8.875%, 5/20/11 (p)         100,000           104
      .......................................................................................
      AmerisourceBergen, Sr. Notes, (144a), 8.125%, 9/1/08 (p)          100,000           105
      .......................................................................................
      Ameristar Casinos, Sr. Notes, 10.75%, 2/15/09                     100,000           110
      .......................................................................................
      Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                            50,000            52
      .......................................................................................
      AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                       175,000           187
      .......................................................................................
      Applied Extrusion Technologies (Series B), Sr. Notes
              10.75%, 7/1/11                                             75,000            80
      .......................................................................................
      Argosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09                     100,000           112
      .......................................................................................
      Armkel, Sr. Sub. Notes, (144a), 9.50%, 8/15/09 (p)                 50,000            54
      .......................................................................................
      Arvin, Sr. Notes, 7.125%, 3/15/09                                  50,000            47
      .......................................................................................
      Asat Finance, Sr. Notes, 12.50%, 11/1/06                           65,000            46
      .......................................................................................
      Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08               100,000           101
      .......................................................................................
      AT&T, (144a), 8.00%, 11/15/31 (p)                                 145,000           147
      .......................................................................................
      Avis, Sr. Sub. Notes, 11.00%, 5/1/09                              100,000           107
      .......................................................................................
      B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                          25,000            24
      .......................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
      Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07             200,000    $      206
      .......................................................................................
      Bank Hawaii, Sr. Sub. Notes, 6.875%, 3/1/09                        50,000            48
      .......................................................................................
      Barclays, Sr. Sub Notes, 7.40%, 12/15/09                          365,000           401
      .......................................................................................
      Bellsouth, Sr. Notes, 6.875%, 10/15/31                            120,000           125
      .......................................................................................
      Bethlehem Steel, Sr. Notes, 10.375%, 9/1/03 (ss)                   50,000             3
      .......................................................................................
      Better Minerals & Aggregates, Sr. Sub. Notes, 13.00%, 9/15/09      25,000            21
      .......................................................................................
      BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                              50,000            52
      .......................................................................................
      Canwest Media, Sr. Sub. Notes, 10.625%, 5/15/11                    50,000            54
      .......................................................................................
      Capital One Financial, Sr. Notes, 8.25%, 6/15/05                  250,000           259
      .......................................................................................
      Centerpoint Properties, Sr. Notes, 7.90%, 1/15/03                 250,000           262
      .......................................................................................
      Chancellor Media
          Sr. Notes, 8.00%, 11/1/08                                      75,000            79
          ...................................................................................
          Sr. Sub. Notes, 8.125%, 12/15/07                               25,000            26
          ...................................................................................
      Charter Communications
          Sr. Disc Notes, STEP, 0%, 1/15-5/15/11                         75,000            50
      .......................................................................................
      Charter Communications
          Sr. Notes
             10.00%, 5/15/11                                             50,000            52
             ................................................................................
             11.125%, 1/15/11                                            50,000            54
             ................................................................................
      Chubb, 6.00%, 11/15/11                                            245,000           244
      .......................................................................................
      Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                        50,000            45
      .......................................................................................
      Clear Channel Communications, Sr. Notes, 7.875%, 6/15/05          225,000           235
      .......................................................................................
      CMS Energy, Sr. Notes, 9.875%, 10/15/07                           100,000           110
      .......................................................................................
      Coinmach, Sr. Notes, 11.75%, 11/15/05                              50,000            52
      .......................................................................................
      Comcast, Sr. Notes, 6.75%, 1/30/11                                225,000           230
      .......................................................................................
      Conmed, Sr. Sub. Notes, 9.00%, 3/15/08                            100,000           103
      .......................................................................................
      Container Corp. of America, Sr. Notes, 10.75%, 5/1/02              25,000            25
      .......................................................................................
      Cott, Sr. Notes
             8.50%, 5/1/07                                               50,000            52
             ................................................................................
             9.375%, 7/1/05                                              50,000            51
             ................................................................................
      Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08               100,000           102
      .......................................................................................
      Cross Timbers Oil, Sr. Sub. Notes, 8.75%, 11/1/09                 100,000           106
      .......................................................................................
      CSC, Sr. Notes, 7.875%, 12/15/07                                  100,000           104
      .......................................................................................
      CSX, Sr. Notes, 7.95%, 5/1/27                                     125,000           137
      .......................................................................................
      Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                      100,000            45
      .......................................................................................
      Dana, Sr. Notes, (144a), 9.00%, 8/15/11 (p)                        75,000            74
      .......................................................................................

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--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
      Delhaize America, Sr. Notes, (144a), 8.125%, 4/15/11P             250,000    $      277
      .......................................................................................
      Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27                50,000            54
      .......................................................................................
      Dimon, Sr. Notes, (144a), 9.625%, 10/15/11P                        50,000            52
      .......................................................................................
      Dobson Communications, Sr. Notes, 10.875%, 7/1/10                 100,000           108
      .......................................................................................
      Dow Chemical, Sr. Notes, 6.125%, 2/1/11                           250,000           254
      .......................................................................................
      Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                           50,000             1
      .......................................................................................
      Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                             25,000            26
      .......................................................................................
      Eastman Kodak, Sr. Notes, 6.375%, 6/15/06                          30,000            30
      .......................................................................................
      Echostar DBS, Sr. Notes, 9.375%, 2/1/09                            50,000            53
      .......................................................................................
      El Paso Energy Partners (Series B), Sr. Sub. Notes, 8.50%, 6/1/11  75,000            79
      .......................................................................................
      Energy East, 5.75%, 11/15/06                                      100,000            98
      .......................................................................................
      Equistar Chemicals Funding, Sr. Notes, 10.125%, 9/1/08            100,000           101
      .......................................................................................
      Erac USA Finance, Sr. Notes, (144a), 8.00%, 1/15/11 (p)           150,000           154
      .......................................................................................
      Exelon, (144a), 6.95%, 6/15/11 (p)                                100,000           104
      .......................................................................................
      Fairchild Semiconductor, Sr. Sub. Notes, 10.50%, 2/1/09           100,000           106
      .......................................................................................
      Fairfax Financial, Sr. Notes, 8.25%, 10/1/15                      150,000            93
      .......................................................................................
      Federated Department Stores, 6.625%, 4/1/11                        70,000            70
      .......................................................................................
      Firstenergy (Series B), 6.45%, 11/15/11                           145,000           143
      .......................................................................................
      Fleetboston Financial, 4.875%, 12/1/06                            245,000           242
      .......................................................................................
      Flextronics International, Sr. Sub. Notes, 9.875%, 7/1/10 (ss)    100,000           108
      .......................................................................................
      Foodmaker, Sr. Notes, 9.75%, 11/1/03                              100,000           102
      .......................................................................................
      Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09                      600,000           561
      .......................................................................................
      Four M, Sr. Notes, 12.00%, 6/1/06                                  75,000            71
      .......................................................................................
      France Telecom, Sr. Notes, (144a), 7.20%, 3/1/06 (p)              220,000           233
      .......................................................................................
      Fresenius, Sr. Notes, 7.875%, 2/1/08                              100,000           100
      .......................................................................................
      Frontiervision
          Sr. Notes, STEP, 11.875%, 9/15/07                              50,000            53
          ...................................................................................
          Sr. Sub. Notes, 11.00%, 10/15/06                               50,000            52
          ...................................................................................
      Geophysique, Sr. Notes, 10.625%, 11/15/07                          75,000            76
      .......................................................................................
      General Motors Acceptance Corp., 6.875%, 9/15/11                  330,000           326
      .......................................................................................
      Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07            25,000            26
      .......................................................................................
      Golden State, 7.125%, 8/1/05                                      100,000           100
      .......................................................................................
      Goldman Sachs, Sr. Notes, 6.875%, 1/15/11                         325,000           340
      .......................................................................................
      Hanover Equipment Trust, Sr. Notes, (144a), 8.50%, 9/1/08 (p)      25,000            26
      .......................................................................................
      Harrah's Entertainment, Sr. Sub Notes, 7.875%, 12/15/05           200,000           210
      .......................................................................................
      Hartford Life, Sr. Notes, 6.90%, 6/15/04                          250,000           266
      .......................................................................................
      Hasbro, Sr. Notes, 8.50%, 3/15/06 (ss)                            100,000           102
      .......................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
      Hawk, Sr. Notes, 10.25%, 12/1/03                                  150,000    $      145
      .......................................................................................
      Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 (p)                 75,000            78
      .......................................................................................
      Hollywood Park,  Sr. Sub. Notes, 9.25%, 2/15/07                    75,000            67
      .......................................................................................
      Hutchison Whampoa, Sr. Notes, (144a), 7.00%, 2/16/11 (p)          140,000           141
      .......................................................................................
      Insight Health Services, Sr. Sub. Notes, (144a), 9.875%, 11/1/1    50,000            53
      .......................................................................................
      International Game Technology, Sr. Notes, 8.375%, 5/15/09         200,000           212
      .......................................................................................
      International Wire, Sr. Notes, 11.75%, 6/1/05                     100,000            83
      .......................................................................................
      Intertek Finance, Sr. Notes, 10.25%, 11/1/06                       25,000            25
      .......................................................................................
      Isle of Capris Casinos, Sr. Sub. Notes, 8.75%, 4/15/09             75,000            73
      .......................................................................................
      Jitney-Jungle Stores, Sr. Notes, 12.00%, 3/1/06                    75,000             0
      .......................................................................................
      John Q. Hammons Hotels, 1st Mortgage, 9.75%, 10/1/05               50,000            48
      .......................................................................................
      Jostens, Sr. Sub. Notes, 12.75%, 5/1/10                           100,000           111
      .......................................................................................
      Kinetic Concepts, Sr. Sub. Notes, 9.625%, 11/1/07                  50,000            51
      .......................................................................................
      Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                          100,000            99
      .......................................................................................
      Kraft Foods, Sr. Notes, 4.625%, 11/1/06                           170,000           168
      .......................................................................................
      L-3 Communications, Sr. Sub Notes, 10.375%, 5/1/07                 50,000            54
      .......................................................................................
      Land O' Lakes, (144a), 8.75%, 11/15/11 (p)                         25,000            25
      .......................................................................................
      Lear, Sr. Notes, 7.96%, 5/15/05                                   100,000           103
      .......................................................................................
      Lehman Brothers, Sr. Notes, 7.875%, 8/15/10                       210,000           229
      .......................................................................................
      Lennar, Sr. Notes, 9.95%, 5/1/10                                   75,000            82
      .......................................................................................
      LifePoint Hospitals, Sr. Notes, 10.75%, 5/15/09                   200,000           226
      .......................................................................................
      Lin Television, Sr. Notes, (144a), 8.00%, 1/15/08 (p)              75,000            75
      .......................................................................................
      Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                          50,000            48
      .......................................................................................
      Luscar Coal, Sr. Notes, (144a), 9.75%, 10/15/11 (p)                50,000            53
      .......................................................................................
      Lyondell Chemical
          Sr. Notes
          (144a), 9.50%, 12/15/08 (p)                                    25,000            25
          ...................................................................................
              9.875%, 5/1/07                                             50,000            51
             ................................................................................
          Sr. Sub. Notes, 10.875%, 5/1/09 (ss)                           25,000            24
      .......................................................................................
      MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11                         75,000            76
      .......................................................................................
      MBNA America Bank, Sr. Notes, 6.50%, 6/20/06                      250,000           253
      .......................................................................................
      McCormick, Sr. Notes, 6.40%, 2/1/06                               200,000           207
      .......................................................................................
      Mediacom Broadband, Sr. Notes, (144a), 11.00%, 7/15/13 (p)         50,000            55
      .......................................................................................
      Mellon Residential Funding, 5.945%, 2/25/11                       425,000           438
      .......................................................................................
      Mikohn Gaming, Sr. Notes, (144a), 11.875%, 8/15/08 (p)             25,000            24
      .......................................................................................
      Morgan Stanley Dean Witter, Sr. Notes, 6.10%, 4/15/06             300,000           311
      .......................................................................................
      Nextel Communications, Sr. Notes, 5.25%, 1/15/10                  125,000            79
      .......................................................................................
      Norfolk Southern, 7.25%, 2/15/31                                  125,000           128
      .......................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
      Nortek (Series B), Sr. Sub. Notes, 9.875%, 6/15/11                 75,000    $       72
      .......................................................................................
      Northern Trust, Sr. Notes, 6.65%, 11/9/04                       1,000,000         1,062
      .......................................................................................
      Northrop Grumman, 7.125%, 2/15/11                                 115,000           119
      .......................................................................................
      NTL Communications, Sr. Notes, 11.875%, 10/1/10 (ss)               25,000             9
      .......................................................................................
      Orange, Sr. Notes, 9.00%, 6/1/09                                  200,000           211
      .......................................................................................
      Orion Power, Sr. Notes, 12.00%, 5/1/10                             75,000            91
      .......................................................................................
      Packaged Ice, Sr. Sub. Notes, 9.75%, 2/1/05 (ss)                   50,000            34
      .......................................................................................
      Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09        200,000           220
      .......................................................................................
      Paxson Communications, Sr. Sub. Notes, (144a)
             10.75%, 7/15/08                                             50,000            53
      .......................................................................................
      Pegasus Satellite, Sr. Notes, 12.375%, 8/1/06                      50,000            50
      .......................................................................................
      Pennzoil Quaker State, Sr. Notes, (144a), 10.00%, 11/1/08 (p)      25,000            27
      .......................................................................................
      PG&E National Energy, Sr. Notes, 10.375%, 5/16/11                 170,000           191
      .......................................................................................
      Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                            190,000           183
      .......................................................................................
      PHH, Sr. Notes, 8.125%, 2/3/03                                    125,000           130
      .......................................................................................
      Plastipak, Sr. Notes, (144a), 10.75%, 9/1/11 (p)                   25,000            27
      .......................................................................................
      Playtex Products, Sr. Sub. Notes, 9.375%, 6/1/11 (ss)             100,000           107
      .......................................................................................
      PNC Funding, Sr. Notes, 5.75%, 8/1/06                             300,000           308
      .......................................................................................
      Potlatch, Sr. Sub. Notes, (144a), 10.00%, 7/15/11 (p)              50,000            53
      .......................................................................................
      PPL Energy Supply, Sr. Notes, (144a), 6.40%, 11/1/11 (p)          130,000           126
      .......................................................................................
      Premier Parks, Sr. Notes, 9.75%, 6/15/07                           50,000            52
      .......................................................................................
      Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07 (ss)           50,000            53
      .......................................................................................
      Principal Mutual, Capital Notes, (144a), 8.00%, 3/1/44            225,000           211
      .......................................................................................
      Quebecor Media, 11.125%, 7/15/11                                   25,000            27
      .......................................................................................
      Qwest Capital Funding, Sr. Notes, 7.25%, 2/15/11                  170,000           171
      .......................................................................................
      Radio One, Sr. Sub. Notes, (144a), 8.875%, 7/1/11 (p)             100,000           105
      .......................................................................................
      Riverwood International, Sr. Notes, 10.25%, 4/1/06                200,000           207
      .......................................................................................
      Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05                    50,000            55
      .......................................................................................
      Rogers Wireless, Sr. Notes, 9.625%, 5/1/11                        100,000           105
      .......................................................................................
      Ryland, Sr. Sub. Notes, 9.125%, 6/15/11                            75,000            78
      .......................................................................................
      SBC Communications, Sr. Notes, 6.25%, 3/15/11                     225,000           233
      .......................................................................................
      Schuff Steel, Sr. Notes, 10.50%, 6/1/08 (ss)                       50,000            45
      .......................................................................................
      Scotland International Finance, Sr. Sub. Notes, (144a)
             6.50%, 2/15/11P                                            100,000           101
             ................................................................................
      Sealy Mattress, Sr. Sub. Notes, (144a), 9.875%, 12/15/07 (p)       25,000            24
      .......................................................................................
      Sempra Energy, Sr. Notes, 6.80%, 7/1/04                           200,000           207
      .......................................................................................
      ServiceMaster, Sr. Notes
             7.10%, 3/1/18                                               50,000            39
             ................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
             7.45%, 8/15/27                                              50,000    $       38
      .......................................................................................
      Simon Debartolo, Sr. Notes, 6.875%, 11/15/06                      115,000           119
      .......................................................................................
      Sinclair Broadcast, Sr. Sub. Notes, 8.75%, 12/15/07 (ss)          100,000            99
      .......................................................................................
      SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                              50,000            40
      .......................................................................................
      Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06                100,000           101
      .......................................................................................
      Smithfield Foods, Sr. Notes, (144a), 8.00%, 10/15/09 (p)           75,000            78
      .......................................................................................
      Speedway Motorsports, Sr. Sub. Notes, 8.50%, 8/15/07              200,000           209
      .......................................................................................
      Sprint Capital, Sr. Notes, 7.625%, 1/30/11                        250,000           265
      .......................................................................................
      State Street, Sr. Sub. Notes, 7.65%, 6/15/10                      100,000           109
      .......................................................................................
      Sun International Hotels, Sr. Sub. Notes, 8.875%, 8/15/11         100,000            96
      .......................................................................................
      Sun Media, Sr. Sub. Notes, 9.50%, 2/15/07                          50,000            51
      .......................................................................................
      TeleWest Communications, Sr. Disc. Deb
          STEP, 11.00%, 10/1/07                                         100,000            81
      .......................................................................................
      Terex (Series B), Sr. Sub. Notes, 10.375%, 4/1/11                  25,000            26
      .......................................................................................
      Transwestern, Sr. Disc. Notes, STEP, 0%, Zero Coupon, 11/15/08     50,000            42
      .......................................................................................
      TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09           75,000            79
      .......................................................................................
      Triad Hospitals
          Sr. Sub. Notes, 11.00%, 5/15/09                               100,000           112
          ...................................................................................
          Sr. Notes, 8.75%, 5/1/09                                       25,000            27
      .......................................................................................
      Triton PCS
          STEP, 0%, 5/1/08                                              200,000           184
          ...................................................................................
          Sr. Sub. Notes, (144a), 8.75%, 11/15/11 (p)                    75,000            77
      .......................................................................................
      Tyco, Sr. Notes, 5.80%, 8/1/06                                    250,000           254
      .......................................................................................
      Union Pacific, Sr. Notes, 6.65%, 1/15/11                          200,000           204
      .......................................................................................
      Universal Compression, Sr. Notes, STEP, 0%, 2/15/08               150,000           139
      .......................................................................................
      Verizon Global Funding, Sr. Notes, 7.25%, 12/1/10                 250,000           271
      .......................................................................................
      VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09                175,000           200
      .......................................................................................
      Wal-Mart Stores, Sr. Notes, 5.45%, 8/1/06                          50,000            52
      .......................................................................................
      WCI Communities, Sr. Sub. Notes, 10.625%, 2/15/11                  50,000            52
      .......................................................................................
      Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07                   50,000            52
      .......................................................................................
      Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05                100,000           101
      .......................................................................................
      Weyerhaeuser, Sr. Notes, (144a), 5.95%, 11/1/08P                  235,000           231
      .......................................................................................
      Williams Companies, Sr. Notes, 7.125%, 9/1/11                     140,000           142
      .......................................................................................
      Williams Scotsman, Sr. Notes, 9.875%, 6/1/07                       50,000            50
      .......................................................................................
      WorldCom, Sr. Notes, 7.50%, 5/15/11                               155,000           159
      .......................................................................................
      Total Corporate Bonds (Cost $24,172)                                             24,449
                                                                                   ..........

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--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
      ASSET-BACKED SECURITIES 1.3%

      Chase Manhattan Auto Owner Trust
             3.75%, 5/15/08                                             118,000    $      116
             ................................................................................
             3.80%, 5/15/08                                             275,000           270
      .......................................................................................
      CIT Equipment Collateral Trust, 6.93%, 7/20/11                    400,000           424
      .......................................................................................
      CIT RV Trust, 6.09%, 2/15/12                                      650,000           665
      .......................................................................................
      Citibank Credit Card Issuance Trust
             6.90%, 10/17/07                                            400,000           435
             ................................................................................
             7.45%, 9/15/07                                             200,000           213
      .......................................................................................
      Continental Airlines Pass Through Trust, 7.568%, 12/1/06           90,000            64
      .......................................................................................
      MBNA Credit Card Master Note Trust, 5.75%, 10/15/08               425,000           442
      .......................................................................................
      Nissan Auto Receivables Owner Trust, 5.75%, 6/15/06               375,000           392
      .......................................................................................
      Reliant Energy Transition Bond, 5.63%, 9/15/15                    400,000           393
      .......................................................................................
      Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07               400,000           423
      .......................................................................................
      USAA Auto Owner Trust, 3.20%, 2/15/06                             175,000           174
      .......................................................................................
      Total Asset-Backed Securities (Cost $3,918)                                       4,011
                                                                                   ..........

      NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.7%

      COMM 2000, CMO, 7.494%, 4/15/10                                   200,000           217
      .......................................................................................
      GSR Mortgage Loan Trust, 4.612%, 11/25/31                         400,000           399
      .......................................................................................
      JP Morgan Chase Commercial Mortgage Finance, CMO
             6.244%, 4/15/35                                            275,000           283
             ................................................................................
             6.26%, 3/15/33                                             525,000           533
      .......................................................................................
      Salomon Brothers Mortgage Securities VII
          CMO, 6.226%, 12/18/35                                         250,000           258
      .......................................................................................
       The Money Store Home Equity Trust, 6.575%, 1/15/39               425,214           442
      .......................................................................................
      Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,090)                2,132
                                                                                   ..........

      U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.0%

      Federal Home Loan Mortgage
             5.50%, 4/1/29                                               56,476            54
             ................................................................................
          CMO, 6.502%, 11/25/30                                         300,000           311
      .......................................................................................
      Federal National Mortgage Assn
             6.00%, 4/1/16 - 11/1/28                                  3,464,957         3,471
             ................................................................................
             6.50%, 4/1/15 - 1/1/26                                   1,541,897         1,586
      .......................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
             7.00%, 12/1/15                                             703,037    $      731
             ................................................................................
          TBA
             (6.00%, 1/1/16)                                          1,850,000         1,872
             ................................................................................
             (6.50%, 4/1/29)                                          1,275,000         1,285
      .......................................................................................
      Government National Mortgage Assn
          I
             6.00%, 5/15/26                                             216,972           216
             ................................................................................
             6.50%, 3/15/26 - 6/15/29                                 1,062,732         1,082
             ................................................................................
             7.00%, 3/15/13 - 2/15/30                                   596,019           618
             ................................................................................
             7.50%, 10/15/22 - 1/15/26                                  104,800           110
             ................................................................................
             8.00%, 1/15/22 - 9/15/24                                   138,276           147
      .......................................................................................
          II
             8.00, 10/20/25                                              10,745            11
             ................................................................................
          CMO, 6.50%, 10/26/26                                          400,000           412
      .......................................................................................
          TBA, 6.00%, 6/20/31                                           234,664           233
      .......................................................................................
      Total U.S. Government Mortgage-Backed Securities (Cost $11,924)                  12,139
                                                                                   ..........

      U.S. GOVERNMENT OBLIGATIONS/AGENCIES 5.2%

      Federal Home Loan Mortgage
             6.75%, 3/15/31                                             260,000           283
      .......................................................................................
      Federal National Mortgage Assn
             6.00%, 5/15/11                                             740,000           772
             ................................................................................
             6.25%, 2/1/11                                              245,000           256
             ................................................................................
             7.125%, 1/15/30                                            580,000           658
             ................................................................................
      Tennessee Valley Auth., Sr. Notes, 5.88%, 4/3/06                2,095,000         2,242
      .......................................................................................
      U.S. Treasury Bonds
             5.50%, 8/15/28                                           1,000,000           997
             ................................................................................
             6.00%, 2/15/26                                              30,000            31
             ................................................................................
             6.25%, 5/15/30 - 8/15/23ss                                 535,000           591
             ................................................................................
             6.75%, 8/15/26ss                                         1,555,000         1,799
             ................................................................................
             7.50%, 11/15/16ss                                          800,000           968
     ........................................................................................
     U.S. Treasury Notes
             3.50%, 11/15/06                                            140,000           137
             ................................................................................
             4.25%, 11/15/03                                          1,330,000         1,367
             ................................................................................
             4.625%, 5/15/06ss                                          765,000           785
             ................................................................................
             4.75%, 11/15/08ss                                          175,000           177
             ................................................................................
             5.625%, 5/15/08                                             70,000            75
             ................................................................................

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--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
             5.875%, 11/15/04ss                                       3,620,000    $    3,868
             ................................................................................
             6.50%, 8/15/05ss                                           540,000           592
             ................................................................................
             6.75%, 5/15/05ss                                           460,000           506
      .......................................................................................
      Total U.S. Government Obligations/Agencies (Cost $15,532)                        16,104
                                                                                   ..........

      SHORT-TERM INVESTMENTS  3.0%

      Money Market Funds  3.0%
      T. Rowe Price Reserve Investment Fund, 2.70% #                  9,286,088         9,286
      .......................................................................................
      Total Short-Term Investments (Cost  $9,286)                                       9,286
                                                                                   ..........

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--------------------------------------------------------------------------------

                                                                                        Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
 Total Investments in Securities
 101.3% of Net Assets (Cost $303,378)                                              $  312,074

 Futures Contracts

                                                       Contract  Unrealized
                                         Expiration    Value     Gain (Loss)
                                         ----------    -----     ----------
                                                          In thousands
 Short, 8 Ten Year U.S. Treasury Note
 contracts, $12,500 of U.S. Treasury Notes
 pledged as initial margin                    12/01    $ (866)     $      4

 Net payments (receipts) of variation
 margin to date                                                          (5)
                                                                   ........
 Variation margin receivable
 (payable) on open futures contracts                                                       (1)
                                                                                   ..........
 Other Assets Less Liabilities                                                         (4,172)
                                                                                   ..........

 NET ASSETS                                                                        $  307,901
                                                                                   ==========

#    Seven-day yield
(p)  Private placement
*    Non-income producing
(ss) All or a portion of this security is on loan at November 30, 2001 - See
     Note 2
ADR  American Depository Receipts
CMO  Collateralized Mortgage Obligation
GDR  Global Depository Receipt
REIT Real Estate Investment Trust
STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.0% of net assets
TBA  To Be Announced security was purchased on a forward commitment basis
AUD  Australian dollar
CHF  Swiss franc
DKK  Danish krone
EUR  Euro
GBP  British pound
HKD  Hong Kong dollar
JPY  Japanese yen
MXN  Mexican peso
NOK  Norwegian krone
NZD  New Zealand dollar
SEK  Swedish krona
SGD  Singapore dollar
USD  United States dollar


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

  Assets

  Investments in securities, at value (cost $303,378)             $    312,074
  Securities lending collateral                                         22,373
  Other assets                                                           2,332
                                                                  ............
  Total assets                                                         336,779
                                                                  ............

  Liabilities

  Obligation to return securities lending collateral                    22,373
  Other liabilities                                                      6,505
                                                                  ............
  Total liabilities                                                     28,878
                                                                  ............

  NET ASSETS                                                      $    307,901
                                                                  ============

  Net Assets Consist of:

  Undistributed net investment income (loss)                      $      4,386
  Undistributed net realized gain (loss)                                (3,100)
  Net unrealized gain (loss)                                             8,696
  Paid-in-capital applicable to 17,537,205 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares of the Corporation authorized                   297,919
                                                                  ............

  NET ASSETS                                                      $    307,901
                                                                  ============

  NET ASSET VALUE PER SHARE                                       $      17.56
                                                                  ============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                      6 Months
                                                                         Ended
                                                                      11/30/01
  Investment Income (Loss)

  Income
   Interest                                                       $      2,013
   Dividend                                                              1,893
   Securities lending                                                       48
   Other                                                                     5
                                                                  ............
   Total income                                                          3,959
                                                                  ............
  Expenses
   Investment management                                                   835
   Shareholder servicing                                                   646
   Custody and accounting                                                   97
   Prospectus and shareholder reports                                       35
   Registration                                                             21
   Legal and audit                                                           6
   Directors                                                                 4
   Proxy and annual meeting                                                  1
   Miscellaneous                                                             3
                                                                  ............
   Total expenses                                                        1,648
                                                                  ............
  Net investment income (loss)                                           2,311
                                                                  ............

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
   Securities                                                           (1,116)
   Futures                                                                  13
   Foreign currency transactions                                           (53)
                                                                  ............
   Net realized gain (loss)                                             (1,156)
                                                                  ............
  Change in net unrealized gain (loss)
   Securities                                                          (18,885)
   Futures                                                                   7
   Other assets and liabilities
   denominated in foreign currencies                                        (4)
                                                                  ............
   Change in net unrealized gain (loss)                                (18,882)
                                                                  ............
  Net realized and unrealized gain (loss)                              (20,038)
                                                                  ............

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $    (17,727)
                                                                  ============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 Months           Year
                                                          Ended          Ended
                                                       11/30/01        5/31/01
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                      $    2,311    $     5,368
   Net realized gain (loss)                              (1,156)         4,396
   Change in net unrealized gain (loss)                 (18,882)        (2,508)
                                                     .........................
   Increase (decrease) in net assets from operations    (17,727)         7,256
                                                     .........................
  Distributions to shareholders
   Net investment income                                      -         (5,105)
   Net realized gain                                          -        (15,755)
                                                     .........................
   Decrease in net assets from distributions                  -        (20,860)
                                                     .........................
  Capital share transactions *
   Shares sold                                           60,963        108,310
   Distributions reinvested                                   -         20,771
   Shares redeemed                                      (38,183)       (83,292)
                                                     .........................
   Increase (decrease) in net assets from capital
   share transactions                                    22,780         45,789
                                                     .........................

  Net Assets
  Increase (decrease) during period                       5,053         32,185
  Beginning of period                                   302,848        270,663
                                                     .........................
  End of period                                      $  307,901    $   302,848
                                                     =========================

*Share information
   Shares sold                                            3,448          5,643
   Distributions reinvested                                   -          1,108
   Shares redeemed                                       (2,167)        (4,326)
                                                     .........................
   Increase (decrease) in shares outstanding              1,281          2,425

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on capital growth and a secondary emphasis on income, by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value using a bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. On June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to June 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $7,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the six months ended November 30, 2001, the effect of this change was to decrease net investment income by $1,000, decrease net realized gain/loss on securities by $1,000, and increase net unrealized gain/loss on securities by $2,000. This change had no effect on the fund's net assets or total return.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Futures Contracts During the six months ended November 30, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

      Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2001, the value of loaned securities was $20,899,000; aggregate collateral consisted of $22,373,000 in the securities lending collateral pool.

      Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $90,169,000 and $68,367,000, respectively, for the six months ended November 30, 2001. Purchases and sales of U.S. government securities aggregated $37,398,000 and $34,423,000, respectively, for the six months ended November 30, 2001.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At November 30, 2001, the cost of investments for federal income tax purposes was $303,387,000. Net unrealized gain aggregated $8,687,000 at period-end,

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

      of which $34,800,000 related to appreciated investments and $26,113,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $129,000 was payable at November 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through May 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $95,000 of management fees were not accrued by the fund for the six months ended November 30, 2001. At November 30, 2001, unaccrued fees in the amount of $87,000 remain subject to reimbursement by the fund through May 31, 2002, and $153,000 through May 31, 2004.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

      related party agreements totaling approximately $589,000 for the six months ended November 30, 2001, of which $122,000 was payable at period end.

      The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2001, totaled $106,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

      INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

               In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

      ACCOUNT SERVICES

               Automated 24-Hour Services Including Tele*Access(R)and Account Access through the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

               Automatic Investing. From your bank account or paycheck.

               Automatic Withdrawal. Scheduled, automatic redemptions.

               IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

      BROKERAGE SERVICES *

               Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

      INVESTMENT INFORMATION

               Consolidated Statement. Overview of all of your accounts.

               Shareholder Reports. Manager reviews of their strategies and results.

               T. Rowe Price Report. Quarterly investment newsletter.

               Performance Update. Quarterly review of all T. Rowe Price fund results.

               Insights. Educational reports on investment strategies and markets.

               Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


             * T. Rowe Price Brokerage is a division of T. Rowe Price
               Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------


      T. ROWE PRICE RETIREMENT SERVICES

               T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

               PLANNING TOOLS AND SERVICES
               .................................................................

               T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

               Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

               IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

               Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

               INVESTMENT VEHICLES
               .................................................................

               Individual Retirement Accounts (IRAs)
               No-Load Variable Annuities
               Small Business Retirement Plans

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

      www.troweprice.com

               ACCOUNT INFORMATION
               .................................................................

               Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

               AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

               FINANCIAL TOOLS AND CALCULATORS
               .................................................................

               College Planning Calculator. This application allows you to determine simultaneously the college costs for as many as five children.

               Portfolio Spotlight. This powerful tool provides investors with a clear picture of how all their investments fit together by sector and asset class.

               Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for your needs.

               Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               INVESTMENT TRACKING AND INFORMATION
               .................................................................

               My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

               Watchlist Pro. Powered by SmartMoney, this tool allows investors to easily track personalized lists of securities and other financial information.

               Portfolio Tracker. Powered by SmartMoney, this tool helps investors monitor the performance of their mutual fund and equity holdings.

               Portfolio Review. This convenient, four-step planning tool is designed to help you see where you stand now and whether your investments are on the right track for the future.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
 ..............................
Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
 ..............................
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
 ..............................
Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
  Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
 ..............................
Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
 ..............................
Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

** Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


                                       T. Rowe Price Investment Services, Inc.
Invest With Confidence[ram logo](R)    100 East Pratt Street
T. Rowe Price                          Baltimore, MD 21202

                                                              C11-057 11/30/01 R